Bruce A. Rich 212.603.6780 Direct Dial brich@thelenreid.com	Thelen Reid & Priest LLP Attorneys At Law 875 Third Avenue New York, NY 10022-6225 Tel. 212.603.2000 Fax 212.603.2001 www.thelenreid.com

May 11, 2006

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549
Re:	Javelin Pharmaceuticals, Inc. File No. 333-122177

Ladies and Gentlemen:

On behalf of Javelin Pharmaceuticals, Inc. (the “Company”), we are filing a Registration Statement on Form S-1 as Post-Effective Amendment No. 1 to Form SB-2.

In January 2005, the Company, then known as Intrac, Inc., filed a registration statement on Form SB-2 on behalf of certain selling stockholders (File No. 333-122177). A filing fee in the amount of $6,977.24 was paid at that time. The Company also filed a Pre-Effective Amendment No. 2 on Form SB-2, on May 27, 2005, and paid an additional filing fee in the amount of $75.91. The registration statement was declared effective on June 23, 2005. Pursuant to Rule 462(b) under the Securities Act of 1933, the Company filed a registration statement on Form SB-2 on July 25, 2005 and paid an additional filing fee in the amount of $48.91

The purpose of the post-effective amendment is to update the audited financial statements and other financial information in the registration statement to meet the requirements of Section 10(a)(3) of the Securities Act of 1933. As of the end of 2005, the Company no longer qualified as a “small business” issuer. After speaking to Andrew Brady in the Office of General Counsel of the Division of Corporation Finance about which Securities Act registration form the Company should use for the post-effective amendment, Mr. Brady referred to Rule 401(b) under the Securities Act and said the filing should be on a Form S-1 with a reference to the initial filing on a Form SB-2.

The only changes made in the post-effective amendment are inclusion of the audited 2005 financial statements, updating Company information to conform to the Company’s Form 10-K for 2005 and updating the holdings of the selling stockholders. As shown in the prospectus to the post-effective amendment, since June 23, 2005, there have not been any

U.S. Securities and Exchange Commission
May 11, 2006

material changes in the Company’s operations or financial condition other than the closing of an equity placement in November 2005 which has been disclosed. Based upon our conversations with the Company, the Company's unaudited financial statements for the quarterly period ended March 31, 2006 will not show any major changes from the Company's past quarterly financial statements.

The Company has sent notices to all of the selling stockholders listed in the prospectus to the registration statement advising them of the need to update the prospectus therein and that they should suspend offers and sales of their shares thereunder until notified that the post-effective amendment has become effective.

In the event that the post-effective amendment will become effective without any review, upon request, the Company will acknowledge that a declaration by the Securities and Exchange Commission or the staff, acting pursuant to delegated authority, that the filing is effective does not foreclose the Commission from taking any action with respect to the filing. The Company will further acknowledge that such a declaration of effectiveness does not relieve it from its full responsibility for the adequacy and accuracy of the disclosure in the filing. The Company also understands that it may not assert staff comments to the registration statement or the declaration of effectiveness by the Commission as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions regarding the post-effective amendment, please contact Binh-Minh Ha (212-603-6706) or the undersigned at (212-603-6780).

        Very truly yours,

        /s/ Bruce A. Rich

        Bruce A. Rich

Enclosure

cc:   Daniel B. Carr, MD
Douglas A. Hamilton